Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Business Segment Information
Schedule Of Segment Reporting Information By Segment

	Six Months Ended July 31
	2011	2010
	(in millions)
Revenues:
Defense Solutions	$2,222	$2,269
Health, Energy and Civil Solutions	1,336	1,377
Intelligence and Cybersecurity Solutions	1,727	1,677
Corporate and Other	1	56
Intersegment elimination	(2)	(3)

Total revenues	$5,284	$5,376

Operating income (loss):
Defense Solutions	$178	$177
Health, Energy and Civil Solutions	117	127
Intelligence and Cybersecurity Solutions	159	131
Corporate and Other	(15)	43

Total operating income	$439	$478

	Year Ended January 31
	2011	2010	2009
	(in millions)
Revenues:
Defense Solutions	$4,657	$4,518	$4,035
Health, Energy and Civil Solutions	2,792	2,848	2,591
Intelligence and Cybersecurity Solutions	3,421	3,216	3,147
Corporate and Other	58	4	(2)
Intersegment elimination	(7)	(6)	(3)

Total revenues	$10,921	$10,580	$9,768

Operating income (loss):
Defense Solutions	$380	$355	$317
Health, Energy and Civil Solutions	258	236	213
Intelligence and Cybersecurity Solutions	288	281	261
Corporate and Other	21	(36)	(44)

Total operating income	$947	$836	$747

Amortization of intangible assets:
Defense Solutions	$7	$12	$12
Health, Energy and Civil Solutions	16	8	9
Intelligence and Cybersecurity Solutions	17	6	9

Total amortization of intangible assets	$40	$26	$30

Schedule of Total Revenue Percentages Contributable to Specific Government Agencies Comprising More Than Ten Percent

	Year Ended January 31
	2011	2010	2009
U.S. Government	91%	91%	91%
U.S. Army	23%	24%	25%
U.S. Navy	13%	13%	12%